CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Total Current Assets	$ 12,221,000	$ 5,664,000	$ 7,815,000
Total Assets	32,392,000	21,564,000	27,979,000
Liabilities, Current [Abstract]
Total Current Liabilities	14,632,000	8,168,000	4,322,000
Total Liabilities	28,687,000	29,420,000	23,306,000
Commitments and Contingencies
Unitholders' Deficit
Accumulated deficit	(81,568,000)	(64,284,000)	(38,564,000)
Total Liabilities, Mezzanine Capital, and Unitholders' Deficit	32,392,000	21,564,000	27,979,000
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Current Assets
Cash	205,454	116,234	748,857
Prepaid expenses	267,005	602,682	581,408
Total Current Assets	472,459	718,916	1,330,265
Assets Held in Trust Account	101,592,732	100,304,232	235,578,275
Total Assets	102,065,191	101,023,148	236,908,540
Liabilities, Current [Abstract]
Accounts payable and accrued expenses	8,018,827	5,985,161	1,041,776
Shareholder redemption payable	0	249,339	0
Deferred credits	586,918	400,000	0
Total Current Liabilities	8,605,745	6,634,500	1,041,776
Outstanding loan amount	$ 3,800,000	$ 2,439,000	$ 1,050,000
Convertible Promissory Note – Related Party	Outstanding loan amount	Outstanding loan amount	Outstanding loan amount
Warrant liabilities	$ 2,796,900	$ 372,920	$ 1,118,760
Total Liabilities	15,202,645	9,446,420	12,991,036
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	101,592,732	100,054,892	235,578,275
Unitholders' Deficit
Preferred Units	0	0	0
Additional paid in capital	0	0	0
Accumulated deficit	(14,730,761)	(8,478,739)	(11,661,346)
Total Shareholder's Deficit	(14,730,186)	(8,478,164)	(11,660,771)
Total Liabilities, Mezzanine Capital, and Unitholders' Deficit	102,065,191	101,023,148	236,908,540
Class A Units
Unitholders' Deficit
Common Units	1,950,000	1,950,000	1,950,000
Class A Units | Learn CW Investment Corporation
Liabilities, Current [Abstract]
Class A ordinary shares subject to possible redemption		100,054,892	235,578,275
Unitholders' Deficit
Common Units	0	0	0
Class B Ordinary Shares | Learn CW Investment Corporation
Unitholders' Deficit
Common Units	$ 575	$ 575	$ 575